Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
NOTE 6 — COMMITMENTS AND CONTINGENCIES
Registration and Shareholders Rights
Pursuant to a registration and shareholder rights agreement entered into on January 12, 2022, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A Ordinary Shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) are entitled to registration rights. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provide that no sales of these securities will be effected until after the expiration of the applicable lockup period. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Consulting Agreements
On February 16, 2021, the Company entered into a consulting agreement with ICR, LLC (“ICR”), pursuant to which ICR will provide investor and media relations support in connection with the search for a potential Business Combination. The fees in connection with the services rendered are expensed as incurred. In connection with the consulting agreement, a success fee of $250,000 is due and payable solely upon successful completion of a Business Combination.
On December 22, 2022, the Company entered into an engagement letter with KPMG LLP (“KPMG”), pursuant to which KPMG will assist the Company in performing due diligence in connection with the initial Business Combination. The Company paid a $275,000 fee in January 2023 to KPMG in connection with this arrangement. The fees in connection with the services rendered are expensed as incurred and are payable upon the earlier of the termination of KPMG’s engagement and the closing of the Initial Business Combination. As of June 30, 2023 the Company made a second and final payment of $450,554.
On January 24, 2023, the Company entered into a letter agreement with Kroll, LLC (“Duff & Phelps”), pursuant
to which Duff & Phelps will serve as an independent financial advisor to the Board of the Company and will provide a fairness opinion regarding the initial Business Combination. The Company paid a $50,000 non-refundable
retainer fee in January 2023 to Duff & Phelps in connection with this arrangement. The Company has agreed to pay Duff & Phelps an additional (i) $150,000 fee payable upon Duff & Phelps informing the Company that it is prepared to deliver a fairness opinion in connection with the initial Business Combination and (ii) $400,000 fee payable upon closing of the initial Business Combination. As of June 30, 2023, the Company incurred fees totaling $51,000.
On January 24, 2023, the Company entered into an engagement letter with Cassels Brock & Blackwell LLP (“Cassels”), pursuant to which Cassels will represent the Company as Canadian counsel in connection with the initial Business Combination. The fees in connection with the services rendered are expensed as incurred. As of June 30, 2023 the Company recorded $200,000 to accounts payable on the condensed balance sheet.
On February 3, 2023, the Company entered into an engagement letter with Macfarlanes LLP (“Macfarlanes”), pursuant to which Macfarlanes will represent the Company as English law counsel in connection with the initial Business Combination. The fees in connection with the services rendered are expensed as incurred. As of June 30, 2023 the Company had paid Macfarlanes $472,526. The Company does expect to incur any additional costs from this agreement.
On April 12, 2023, the Company entered into an engagement letter with KPMG LLP (“KPMG”), pursuant to which KPMG will assist the Company in performing due diligence in connection with a prospective initial
Business
Combination. The Company paid a total of $459,870 in fees in April and May 2023 to KPMG in connection with this arrangement. In connection with the engagement letter, an additional $919,740 is due and payable upon successful completion of the Business Combination with a specified target company. The fees in connection with the services rendered are expensed as incurred.
On June 12, 2023, the Company entered into a letter agreement with MacKenzie Partners, Inc. (“MacKenzie”), pursuant to which MacKenzie provided advisory, consulting and proxy solicitation services for the Extraordinary General Meeting. The Company agreed to pay MacKenzie a fee of $15,000 plus expenses, payable following the conclusion of the Extraordinary General Meeting.
As of June 30, 2023 the Company had not incurred any fees from MacKenzie
.
On June 26, 2023, the Company entered into an engagement letter with Bass, Berry & Sims PLC (“Bass, Berry & Sims”), pursuant to which Bass, Berry & Sims will represent the Company as outside counsel in connection with the initial Business Combination. The fees in connection with the services rendered are expensed as incurred. As of June 30, 2023 the Company recorded $7,175 to accrued expenses on the condensed balance sheet.
Legal Fees
As of June 30, 2023, the Company had a total of $940,000 of deferred legal fees to be paid to the Company’s legal advisors upon consummation of the Business Combination, which is included in the accompanying balance sheet as of June 30, 2023. As of December 31, 2022, the Company had a total of $160,000.

NOTE 6 — COMMITMENTS AND CONTINGENCIES
Registration and Shareholders Rights
Pursuant to a registration and shareholder rights agreement entered into on January 12, 2022, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A Ordinary Shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) are entitled to registration rights. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provide that no sales of these securities will be effected until after the expiration of the applicable lockup period. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Consulting Agreement
On February 16, 2021, the Company entered into a consulting agreement with a service provider, to provide investor and media relations support in connection with the search for a potential Business Combination. The fees in connection with the services rendered are expensed as incurred. In connection with the consulting agreement, a success fee of $250,000 is due and payable solely upon successful completion of a Business Combination.
Legal Fees
As of December 31, 2022, the Company had a total of $160,000 of deferred legal fees to be paid to the Company’s legal advisors upon consummation of the Business
Combination
, which is included in the accompanying balance sheet as of December 31, 2022. As of December 31, 2021, there were no deferred legal fees accrued.